PENSION AND OTHER POSTRETIREMENT BENEFITS (Tables)	12 Months Ended
Jan. 01, 2022
Defined Benefit Plans
Schedule of plan benefit obligations
Schedule of plan assets

	Pension Benefits
	2021		2020
(In millions)	U.S.	Int’l	U.S.	Int’l
Change in plan assets
Plan assets at beginning of year	$–	$897.2	$–	$734.4
Actual return on plan assets	–	37.3	–	91.5
Employer contributions	9.8	20.7	7.3	17.2
Participant contributions	–	4.7	–	3.7
Benefits paid	(9.8)	(23.3)	(7.3)	(21.1)
Settlements	–	(3.7)	–	(2.4)
Foreign currency translation	–	(58.3)	–	73.9
Plan assets at end of year	$–	$874.6	$–	$897.2

Schedule of funded status

	Pension Benefits
	2021		2020
(In millions)	U.S.	Int’l	U.S.	Int’l
Funded status of the plans

Other assets	$–	$113.6	$–	$92.4
Other accrued liabilities	(7.0)	(1.0)	(9.1)	(1.5)
Long-term retirement benefits and other liabilities (1)	(59.8)	(120.4)	(68.2)	(147.6)
Plan assets less than benefit obligations	$(66.8)	$(7.8)	$(77.3)	$(56.7)
(1)	In accordance with our funding strategy, we have the option to fund certain of our U.S. liabilities with proceeds from our company-owned life insurance policies.

Schedule of weighted-average assumptions used to determine year-end benefit obligations

	Pension Benefits
	2021		2020
	U.S.	Int’l	U.S.	Int’l
Weighted average assumptions used to determine year-end benefit obligations
Discount rate	2.49%	1.57%	2.02%	1.26%
Compensation rate increase	–	2.33	–	2.15

Schedule of pre-tax amounts, recognized in "Accumulated other comprehensive loss"

	Pension Benefits
	2021		2020
(In millions)	U.S.	Int’l	U.S.	Int’l
Net actuarial loss	$15.6	$41.5	$18.2	$83.3
Prior service (credit) cost	–	(4.0)	–	(3.9)

Net amount recognized in accumulated other comprehensive loss	$15.6	$37.5	$18.2	$79.4

Schedule of pretax amounts, including that of discontinued operations, recognized in "Other comprehensive loss (income)"

	Pension Benefits
	2021		2020		2019
(In millions)	U.S.	Int’l	U.S.	Int’l	U.S.	Int’l

Net actuarial loss (gain)	$(.7)	$(34.8)	$3.5	$(13.5)	$(44.6)	$(42.7)
Prior service credit	–	(.9)	–	.4	–	1.8
Amortization of unrecognized:
Net actuarial gain	(.8)	(6.1)	(.6)	(5.2)	(.5)	(4.0)
Prior service credit (cost)	–	.4	–	.4	–	.4
Settlements	(1.1)	(.5)	(.2)	(.3)	(442.8)	(.6)

Net amount recognized in other comprehensive loss (income)	$(2.6)	$(41.9)	$2.7	$(18.2)	$(487.9)	$(45.1)

Schedule of components of net periodic benefit cost (credit)

	Pension Benefits
	2021		2020		2019
(In millions)	U.S.	Int’l	U.S.	Int’l	U.S.	Int’l

Service cost	$–	$19.0	$–	$17.8	$–	$15.6
Interest cost	1.0	8.9	1.8	11.0	2.7	14.8
Actuarial loss (gain)	(1.1)	–	3.7	–	2.5	–
Expected return on plan assets	–	(19.8)	–	(18.5)	–	(21.0)
Amortization of actuarial loss	.8	6.1	.6	5.2	.5	4.0
Amortization of prior service (credit) cost	–	(.4)	–	(.4)	–	(.4)
Recognized loss on settlements (1)	1.1	.5	.2	.3	443.5	.6

Net periodic benefit cost (credit)	$1.8	$14.3	$6.3	$15.4	$449.2	$13.6
(1)
In 2021, settlements in the U.S. related to a
non-qualified
plan; settlements in our international plans related to
lump-sum
payments in Belgium and Switzerland. In 2020, settlements in the U.S. related to a non-qualified plan; settlements in our international plans related to lump-sum payments in Belgium, France and for certain expatriate employees. In 2019, settlements in the U.S. related to the ADPP termination; settlements in our international plans related to lump-sum payments in Switzerland.

Schedule of weighted-average assumptions used to determine net periodic cost

	Pension Benefits
	2021		2020		2019
	U.S.	Int’l	U.S.	Int’l	U.S.	Int’l

Discount rate	2.20%	1.26%	2.89%	1.66%	3.73%	2.39%
Expected return on assets	–	2.61	–	2.79	–	3.38
Compensation rate increase	–	2.15	–	2.21	–	2.23

Schedule of defined benefit plan contributions

(In millions)

U.S. pension plans	$7.1
International pension plans	13.5

Schedule of anticipated future benefit payments

	Pension Benefits
(In millions)	U.S.	Int’l

2022	$7.1	$20.1
2023	6.3	22.5
2024	6.1	23.6
2025	6.1	22.2
2026	5.9	27.1

2027-2031	22.5	138.5

International
Defined Benefit Plans
Schedule of fair value of plan assets

The following table sets forth, by level within the fair value hierarchy (as applicable), international plan assets at fair value:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
2021

Cash	$10.1	$10.1	$–	$–
Insurance contracts	37.9	–	–	37.9
Pooled funds – real estate investment trusts	11.0	–	–	11.0
Pooled funds – fixed income securities (1)	464.4
Pooled funds – equity securities (1)	302.8
Pooled funds – other investments (1)	48.4
Total international plan assets at fair value	$874.6
2020
Cash	$3.8	$3.8	$–	$–
Insurance contracts	41.2	–	–	41.2
Pooled funds – fixed income securities (1)	469.9
Pooled funds – equity securities (1)	332.8
Pooled funds – other investments (1)	49.5
Total international plan assets at fair value	$897.2
(1)
Pooled funds that are measured at fair value using the NAV per unit
 (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to reconcile to total international plan assets.

Schedule of reconciliation of Level 3 assets
The following table presents a reconciliation of Level 3 international plan asset activity during the year ended
January 1, 2022:

	Level 3 Assets
(In millions)	Insurance Contracts	Pooled Funds – Real Estate Investment Trusts	Total
Balance at January 2, 2021	$41.2	$–	$41.2
Net realized and unrealized gain	.7	–	.7
Purchases	3.3	–	3.3
Settlements	(4.6)	–	(4.6)
Transfers into Level 3 (1)	–	11.0	11.0
Impact of changes in foreign currency exchange rates	(2.7)	–	(2.7)
Balance at January 1, 2022	$37.9	$11.0	$48.9
(1)	Transfers into Level 3 were primarily driven by the use of unobservable inputs in the pricing of the underlying assets.